PRC Notes - Additional Information (Detail) In Thousands, unless otherwise specified			0 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 08, 2011 Long-term Debt USD ($)	Dec. 08, 2011 Long-term Debt CNY	Dec. 31, 2013 Long-term Debt	Dec. 08, 2011 Long-term Debt CNY
Debt Disclosure [Line Items]
Long-term PRC Notes	$ 0	$ 79,548				500,000
Net proceeds from the offering of Long-term PRC Notes			$ 78,616	495,350
Interest rate for Long-term PRC Notes						6.80%
Annual interest payable date					--12-08
Maturity date					Dec. 08, 2014